Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings
	December 31, 2021	December 31, 2020
Credit facilities	$825,267	$427,287
Financial liabilities	549,178	63,882
Total borrowings	$1,374,445	$491,169
Less: Current portion of long-term borrowings, net	(255,137)	(201,835)
Less: Deferred finance costs, net	(12,736)	(4,312)
Long-term borrowings, net	$1,106,572	$285,022

Borrowings - Maturities of Long Term Debt
Year	Amount
2022	$260,200
2023	284,903
2024	224,023
2025	328,527
2026	162,121
2027 and thereafter	114,671
Total	$1,374,445